Long-term Investments	12 Months Ended
Dec. 31, 2016
Long-term Investments
Long-term Investments

5. Long-term Investments

Long-term investments comprised of investments in privately held and publicly traded companies. The following sets forth the changes in the Group’s long-term investments:

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)

Balance at December 31, 2013	$22,255	$—	$—	$22,255
Investments made	32,412	158	15,096	47,666
Loss from equity method investment	—	(5)	—	(5)
Impairment on investments	(2,521)	—	—	(2,521)
Transfer from long-term investments to a wholly owned subsidiary	(1,189)	—	—	(1,189)
Unrealized loss	—	—	(2,067)	(2,067)
Currency translation adjustment	(363)	1	—	(362)

Balance at December 31, 2014	$50,594	$154	$13,029	$63,777
Investments made	252,256	—	—	252,256
Loss from equity method investment	—	(6)	—	(6)
Disposal of investments	(13,134)	—	—	(13,134)
Impairment on investments	(6,608)	—	—	(6,608)
Unrealized loss	—	—	(198)	(198)
Currency translation adjustment	(1,401)	(7)	—	(1,408)

Balance at December 31, 2015	$281,707	$141	$12,831	$294,679
Investments made	147,767	4,324	—	152,091
Loss from equity method investment	—	(130)	—	(130)
Disposal of investments	(6,010)	—	(5,000)	(11,010)
Impairment on investments	(31,586)	—	—	(31,586)
Unrealized loss	—	—	(2,557)	(2,557)
Currency translation adjustment	(1,548)	(6)	—	(1,554)

Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933

As of December 31, 2015 and 2016, investments accounted for under the cost method were $281.7 and $390.3 million, respectively. Investments were accounted for under the cost method if the Group had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value.

For the year ended December 31, 2016, the Group made investments in private high tech companies totaling $152.1 million, which were accounted for under the cost method or equity method. These investments were made, in general to expand and strengthen the Group’s ecosystem and included a follow-on investment of $120.0 million in Yixia Tech Co Ltd (“Yixia”), a developer of mobile video apps, making the aggregate investment in Yixia $190 million, and $14.4 million in a company offering online literature services.

Investments in marketable securities are held as available-for-sale and reported at fair value due to changes in quoted market price. The Group made a $15.1 million investment in 2014 and accounted for it as an AFS investment. In 2016, the Group disposed part of the investment and recognized an impairment charge of $4.8 million to net income, based on the severity and duration of the decline from the carrying value. As of December 31, 2015 and 2016, the fair value of the AFS investment was $12.8 million and $5.3 million, respectively.

The Group performs an impairment assessment on its investments and determines whether investment impairment, if any, is other-than-temporary based on changes in quoted market price or other impairment indicators. The Group recorded impairment charges of $2.5 million, $8.0 million, and $40.2 million on the carrying value of its long-term investments and prepayment for the years ended December 31, 2014, 2015 and 2016, respectively, as a result of the investments not performing to expectation or them becoming incapable of making repayment. The investment impairment in 2016 included a $19.0 million write-off on an online-to-offline business and a $10.5 million write-off on an employment-oriented social company.